Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income - 3 months ended Mar. 31, 2019 - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income	Retained Earnings
Balance, beginning balance (in shares) at Dec. 31, 2018	53,971,706	53,971,706
Beginning balance at Dec. 31, 2018	$ 1,354,281	$ 4,658	$ 529,642	$ 983	$ (69,328)	$ 888,326
Net income	88,297					88,297
Currency translation adjustment	(4,522)				(4,522)
Currency impact of long term funding (net of tax)	(1,236)				(1,236)
Unrealized capital gain – investments	279				279
Amortization of interest rate hedge	(231)				(231)
Fair value of cash flow hedge (net of tax)	(55)				(55)
Total comprehensive income	82,532				(5,765)	88,297
Exercise of share options (in shares)		62,015
Exercise of share options	3,381	$ 4	3,377
Issue of restricted share units (in shares)		142,899
Issue of restricted share units	10	$ 10
Non-cash stock compensation expense	7,005		7,005
Share issuance costs	(4)		(4)
Share repurchase program (in shares)		(200,253)
Share repurchase program	(25,000)	$ (14)		14		(25,000)
Share repurchase costs	$ (20)					(20)
Balance, ending balance (in shares) at Mar. 31, 2019	53,976,367	53,976,367
Ending balance at Mar. 31, 2019	$ 1,422,185	$ 4,658	$ 540,020	$ 997	$ (75,093)	$ 951,603